Consolidated Statement of Cash Flows - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flow provided by operating activities
Net income (loss) for the year	R$ (4)	R$ 960	R$ 2,326
Adjustments to reconcile net income for the year to net cash provided by the operating activities:
Deferred income tax (note 20)	(29)	(676)	69
Losses on disposals of property and equipment	(2,569)	(247)	317
Depreciation and amortization	1,902	2,117	2,564
Financial charges	1,696	1,316	1,796
Receivables Fair value adjustment	2	1	(1)
Share of profit of associates (note 12)	247	47	(99)
Provision for contingencies	1,523	137	443
Provision for write-off and impairment	33	44	45
Share-based payment	27	26	32
Allowance for doubtful accounts (note 7.2 e 8.1)	40	61	86
Allowance (reversal) for inventory losses and damages (Note 9.2)	(28)	26	24
Deferred revenue (Note 23)	(26)	26	(349)
Gain on write-off of lease liabilities (note 22.2)	(278)	(1,022)	(698)
Other operating income / expenses (*)		(280)	(1,815)
Gain on the sale of subsidiary	1
Gain on fair value adjustment on retained interest in Bellamar (note 1.1)			(573)
Total	2,537	2,536	4,167
Trade receivables	(166)	(140)	(257)
Inventories	(383)	989	(1,142)
Recoverable taxes	(509)	210	392
Other assets	(336)	(5)	(27)
Related parties	(396)	(101)	(22)
Restricted deposits for legal proceedings	(51)	(176)	87
Trade payables, net	(332)	(738)	726
Payroll and related taxes	(67)	(60)	234
Taxes and social contributions payable	274	355	549
Payments of income tax and social contributions	(306)	(425)	(70)
Provision for contingencies	(368)	(161)	(161)
Deferred revenue	66	55	252
Other liabilities	(195)	378	(1)
Receipts of dividends and interest on own capital	16	11	15
Total	(2,753)	192	575
Net cash provided by (used in) operating activities	(216)	2,728	4,742
Cash flow from investing activities
Capital increase in associate			(31)
Purchase of property and equipment (Note 14.4)	(1,398)	(1,035)	(2,289)
Purchase of intangible assets (note 15.3)	(228)	(232)	(201)
Proceeds from sales of property and equipment	4,560	1,315	1,773
Cash of deconsolidation of Sendas (Note 1.1)			(3,529)
Acquisition of investment property (Note 13)	(100)	(124)	(14)
Others		(1)
Net cash provided by (used in) investment activities	2,834	(77)	(4,291)
Cash flow from financing activities
Capital increase	2	9	9
Proceeds from borrowings and financing (Note 17.2)	1,545	4,860	7,262
Payments of borrowings and financing (Note 17.2)	(4,579)	(5,315)	(5,538)
Payments of lease liabilities	(1,378)	(1,523)	(1,680)
Payments of dividends and interest on own capital	(265)	(780)	(339)
Contributions obtained from non-controlling shareholders		14	3
Installment payments on the acquisition of subsidiary	(3)	(3)
Transactions with non-controlling shareholders	(25)	(5)	2
Net cash used in financing activities	(4,703)	(2,743)	(281)
Net increase (decrease) in cash and cash equivalents	(2,085)	(92)	170
Cash and cash equivalents at the beginning of the year	8,274	8,711	7,954
Exchange variation on cash and cash equivalents	(568)	(345)	587
Cash and cash equivalents at the end of the year	R$ 5,621	R$ 8,274	R$ 8,711